Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 246.9
2017	233.5
2018	197.4
2019	191.5
2020	$ 179.9